Discontinued operations	12 Months Ended
Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [abstract]
Discontinued Operations	Discontinued operations On August 16, 2018, Coca- Cola FEMSA announced its decision to exercise the Put Option to sell its 51% of the Coca- Cola FEMSA Philippines, Inc. (CCFPI) to The Coca- Cola Company. Such decision was approved by the Company’s board on August 6, 2018. Consequently, beginning August 31, 2018, CCFPI had been classified as an asset held for sale and its operations as a discontinued operation in the financial statements. Previously CCFPI represented the Asia division and was considered an independent segment. Since its designation as discontinued operation, the Asia segment is no longer a separate segment in Note 27. The sale was completed on December 13, 2018, with the following results.
a)Discontinued operations results.
A summary of the discontinued operation results for the years ended December 31, 2018 is shown below:

		2018
Total revenues	Ps.	24,167
Cost of goods sold		17,360
Gross profit		6,807
Operating expenses		5,750
Other expenses, net		7
Financial income, net		(185)
Foreign exchange gain, net		(73)
Income before taxes from discontinued operations		1,308
Income taxes		466
Net income from discontinued operations		842

Less- amount attributable to non-controlling interest		391
Net income from operations attributable to equity holders of the parent.		451

Accumulated currency translation effect		(811)
Gain on sale of subsidiary		3,335
Net income attributable to the equity holders of the parent from discontinued operations		2,975

(1)Cash and cash equivalent balances of Philippines operations on the date of sale were Ps. 6,898.